Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (USD'000)	$ (875)	$ (183)
Ordinary shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	7,501,500	6,610,293
Weighted average shares outstanding - diluted	7,501,500	6,610,293
Net earnings / (loss) per ordinary share
Basic weighted average loss per share (USD)	$ (0.06)	$ (0.01)
Diluted weighted average loss per share (USD)	$ (0.06)	$ (0.01)
F Share
Ordinary shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700
Weighted average shares outstanding - diluted	1,499,700	1,499,700
Net earnings / (loss) per ordinary share
Basic weighted average loss per share (USD)	$ (0.29)	$ (0.06)
Diluted weighted average loss per share (USD)	$ (0.29)	$ (0.06)